Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities:
Net loss	$ (61,918,000)	$ (55,655,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,528,000	2,180,000
Share-based compensation (net of amount capitalized)	11,627,000	16,231,000
Gain on termination of operating lease	(160,000)	0
Loss on disposal of property and equipment	0	43,000
Changes in operating assets and liabilities
Prepaid expenses and other assets, current	(677,000)	(10,712,000)
Prepaid expenses and other assets, non-current	(2,507,000)	0
Long-term deposits	(455,000)	(714,000)
Right of use assets, net	1,560,000	1,296,000
Accounts payable	(1,279,000)	475,000
Accrued expenses and other liabilities	1,209,000	3,178,000
Lease liabilities	(894,000)	(52,000)
Net cash used in operating activities	(50,966,000)	(43,730,000)
Cash flows from investing activities:
Purchases of property and equipment	(5,160,000)	(12,973,000)
Net cash used in investing activities	(5,160,000)	(12,973,000)
Cash flows from financing activities:
Proceeds of issuance of ordinary shares, net of issuance costs	74,013,000	109,405,000
Net cash provided by financing activities	74,013,000	109,405,000
Effect of exchange rate changes on cash and restricted cash	(16,487,000)	(3,380,000)
Net increase in cash and restricted cash	1,400,000	49,322,000
Cash and restricted cash, beginning of period	211,430,000	217,555,000
Cash and restricted cash, end of period	212,830,000	266,877,000
Supplemental non-cash flow information
Property and equipment purchases included in accounts payable and accrued expenses	5,050,000	933,000
Right of use assets terminated and obtained in exchange for operating lease liabilities, net	2,487,000	0
Right of use assets obtained in exchange for operating lease liabilities	2,347,000	0
Capitalized implementation costs included in accrued expenses	334,000	0
Issuance costs included in accounts payable and accrued expenses	0	567,000
Capitalized share-based compensation	(87,000)	0
Reconciliation of cash and restricted cash reported within the condensed consolidated balance sheets:
Total cash and restricted cash	212,830,000	$ 266,877,000
Deferred implementation cost, current	$ 500,000